Investment Risks - Tarkio Fund	Sep. 28, 2025
Prospectus [Line Items]
Risk [Text Block]	The Principal Risks of Investing in the Fund
Risks In General [Member]
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Risk [Text Block]

Risks in General. Domestic economic growth and market conditions, interest rate levels, and geopolitical events are among the factors affecting the securities markets of the Fund’s investments. There is risk that these and other factors may adversely affect the Fund’s performance. The loss of money is a risk of investing in the Fund.

Risks Of Investing In Common Stocks [Member]
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Risks of Investing in Common Stocks. Overall stock market risks may affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels, and geopolitical events affect the securities markets. When the value of the Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money.

Risks Of Small And Medium Capitalization Companies [Member]
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Risks of Small and Medium Capitalization Companies. The Fund invests in the stocks of small, medium, and large capitalization companies.  Investments in small and medium capitalization companies may be riskier than investments in larger, more established companies. The earnings and prospects of these companies are more volatile than larger companies. Small and medium capitalization companies may have limited product lines and markets and may experience higher failure rates than do larger companies. The trading volume and number of holders of securities of smaller companies is normally less than that of larger companies and, therefore, may disproportionately affect their market price, tending to make prices fall more in response to selling pressure than is the case with larger companies. Smaller companies may also have limited markets, product lines, or financial resources, and may lack management experience.

Risks Of Investing In Foreign Securities [Member]
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Risks of Investing in Foreign Securities. Investing in foreign investments carries potential risks not associated with domestic investments, which may include currency exchange rate fluctuations; political and financial instability; less liquidity and greater volatility; lack of uniform accounting, auditing, and financial reporting standards; less government regulation and supervision; increased price volatility; and delays in transaction settlement in some foreign markets. The considerations noted above generally are intensified for investments in emerging markets. An emerging market is considered to be a market that is in a transitional phase of its economic development and in the process of building liquid equity, debt, and foreign exchange markets.

Risks Of Fixed Income Securities [Member]
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Risks of Fixed Income Securities. Investing in fixed income securities subjects the Fund to interest rate risk and credit risk. Interest rate risk refers to the risk that the prices of fixed income securities generally fall as interest rates rise; conversely, the prices of fixed income securities generally rise as interest rates fall. Accordingly, the Fund is subject to the risk that increases in interest rates can cause the prices of the Fund’s investments in fixed income securities to decline. Credit risk is the risk that the issuer of bonds may not be able to meet interest or principal payments when bonds become due. Fixed income securities also face interest rate risk and duration risk. The Fund could lose money or experience a lower rate of return if it holds high-yield securities (“junk bonds”) that are subject to higher credit risks and are less liquid than other fixed income securities. Junk bonds are considered speculative and have more credit risk than investment grade bonds.

Investment Company Securities Risks [Member]
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Investment Company Securities Risks. The Fund will incur higher and duplicative expenses when it invests in mutual funds, ETFs, and other investment companies. There is also the risk that the Fund may suffer losses due to the investment practices of underlying funds. Some such underlying funds, including ETFs, invest in equity securities which are generally affected by movements in the equity and stock markets. The Fund, through any investments in underlying funds (including the ETFs), may be exposed to various fixed income risks, including credit risk (i.e., the risk the issuer of the security may not be able to make interest or principal payments when due).

Risks Of Nondiversification [Member]
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Risks of Non-Diversification. The Fund is a non-diversified portfolio, which means that it can take larger positions in a smaller number of securities than a portfolio that is “diversified.” Non-diversification increases the risk that the value of the Fund could go down because of the poor performance of a single investment.

Sector Risk [Member]
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Sector Risk. The Fund’s investment strategy may, from time to time, result in the Fund investing significant amounts of its portfolio in securities of issuers principally engaged in the same or related businesses. If the Fund’s portfolio is over-weighted in a certain sector, any negative development affecting that sector will have a greater impact on the Fund than a fund that is not over-weighted in that sector.

For example, to the extent the Fund is over-weighted in the technology sector, it will be affected by developments affecting the technology sector. The stock prices of technology and technology-related companies and therefore the value of the Fund may experience significant price movements as a result of intense market volatility, worldwide competition, consumer preferences, product compatibility, product obsolescence, government regulation, excessive investor optimism or pessimism, or other factors. Similarly, if the Fund is over-weighted companies in the industrials sector, the Fund could experience significant price movements due to increased global competition, increased government regulation, deterioration in global economic conditions, changes in consumer preferences or other factors. The Fund may also invest in relatively few issuers in these sectors. Thus, the Fund may be more susceptible to adverse developments affecting any single issuers held in its portfolio and may be more susceptible to greater losses because of these developments.

Esg Or Responsible Investing Risk [Member]
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ESG or Responsible Investing Risk. The Fund’s investment strategy may select or exclude securities of certain issuers for reasons other than short-term financial performance. In particular, the Adviser’s investment process includes criteria that are focused on qualitative and non-financial markers, including organizational culture, and including environmental, social, and governance-related factors. As a result, the Fund may underperform funds that do not utilize investment screening processes that include a focus on environmental, social, and governance matters, or “ESG”. The Adviser’s investment criteria is qualitative and subjective by nature, and there is no guarantee that the criteria utilized by the Adviser or any judgment exercised by the Adviser will reflect the beliefs or values of any particular investor.

Management Risks [Member]
Prospectus [Line Items]
Risk [Text Block]	Management Risks. The Adviser's implementation of the Fund’s strategy may fail to produce the intended results.
Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	The loss of money is a risk of investing in the Fund